Document and Entity Information	Sep. 14, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 14, 2021
Entity Registrant Name	CERBERUS TELECOM ACQUISITION CORP.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-39647
Entity Tax Identification Number	98-1556740
Entity Address, Address Line One	875 Third Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	891-2100
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001824577
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of Class A Ordinary Share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	CTAC.U
Security Exchange Name	NYSE
Class A Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	CTAC
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	CTAC WS
Security Exchange Name	NYSE